Accounts Receivable and Contract Assets - Schedule of Accounts Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivables and Contract Assets [Abstract]
Accounts receivables	$ 3,553	$ 3,659
Contract assets	710	804
Total	$ 4,263	$ 4,463